Supplement Dated May 1, 2009

To Prospectuses Dated May 1, 2009

This supplement is intended for distribution with prospectuses dated May 1, 2009 for variable life insurance contracts issued by John Hancock Life Insurance Company (“JHLICO”), John Hancock Variable Life Insurance Company (“JHVLICO”), John Hancock Life Insurance Company (U.S.A.) (“JHUSA”) and John Hancock Life Insurance Company of New York (“JHNY”), as applicable. The affected prospectuses bear the titles (“Product Prospectuses”):

Medallion Executive Variable Life	Medallion Variable Universal Life Edge
Medallion Executive Variable Life II	Medallion Variable Universal Life Edge II
Medallion Executive Variable Life III	Accumulation VUL
Majestic Variable Universal Life	Protection Variable Universal Life
Majestic Variable Universal Life 98	Majestic Performance VUL
Variable Master Plan Plus	Survivorship Variable Universal Life
Majestic Variable COLI	Majestic Survivorship VULX
Variable Estate Protection	Majestic VULX
Majestic Variable Estate Protection	Corporate VUL
Majestic Variable Estate Protection 98	Majestic VCOLIX
Variable Estate Protection Plus	Medallion Variable Life
Variable Estate Protection Edge	eVariable Life
Performance Survivorship Variable Universal Life	Flex V1
Majestic Performance Survivorship Variable Universal Life	Flex V2
Performance Executive Variable Life
Medallion Variable Universal Life Plus

Portfolio Mergers

Effective after the close of business on May 1, 2009, the portfolios of John Hancock Trust listed below under “Merging Portfolio” will merge into the corresponding John Hancock Trust portfolio listed below under “Surviving Portfolio.”

Merging Portfolio	Surviving Portfolio
Classic Value	Equity-Income

Core Equity	Fundamental Value

Income & Value	American Asset Allocation

Mid Cap Value	Mid Value

Small Company	Small Company Value

U.S. Large Cap	American Growth-Income

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Merging Portfolios after May 1, 2009. Below you will find information on the fees, expenses and investment objectives for the Merging Portfolios. One or more of the Merging Portfolios may not be available to you.

For more information regarding the above portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such portfolios, please see the prospectus for the portfolios. If you need additional information, please contact your representative or contact our Service Office at the address or telephone number on the back page of your Product Prospectus.

Portfolio Annual Expenses

The below table supplements the Product Prospectuses and describes the fees and expenses for each of the Merging Portfolios. None of the portfolios charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan that may use the portfolio as its underlying investment medium. All of the portfolios are NAV class shares that are not subject to Rule 12b-1 fees. Unless otherwise indicated below, expense information is based upon the portfolio’s actual expenses for the year ended December 31, 2008 (as a percentage of the portfolio’s average net assets, rounded to two decimal places).

As noted in the footnotes to the table, for certain portfolios John Hancock Investment Management Services, Inc. (the “Adviser”) has agreed to waive its portion of its fees or reimburse the portfolio for expenses when, and to the extent that, the net operating expenses exceed an agreed upon expense limitation. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waiver occurred.

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total[1] Operating Expenses
Classic Value [2]	0.79%	0.00%	0.15%	0.00%	0.94%
Core Equity [2,3,4]	0.78%	0.00%	0.11%	0.00%	0.89%
Income & Value [2,3]	0.80%	0.00%	0.06%	0.00%	0.86%
Mid Cap Value [2]	0.86%	0.00%	0.06%	0.00%	0.92%
Small Company [2,3,5]	1.05%	0.00%	0.39%	0.00%	1.44%
U.S. Large Cap [2]	0.82%	0.00%	0.06%	0.00%	0.88%

[1]

Total Operating Expenses may include fees and expenses incurred indirectly by a portfolio as a result of its investment in other investment companies (each an “Acquired Fund”), and in those cases the Total Operating Expenses will be expected to vary based upon an allocation of the portfolio’s assets among the Acquired Fund portfolios and upon the total annual operating expenses of these portfolios, and may be higher or lower than those shown in the table. The Total Operating Expenses shown in the table may not correlate to the portfolio’s ratio of expenses to average net assets shown in the financial highlights section in the prospectus for the portfolios, which does not include Acquired Fund fees and expenses.

[2]

Effective January 1, 2006, the Adviser has voluntarily agreed to waive its advisory fee for certain portfolios or otherwise reimburse the expenses of those portfolios. The reimbursement will be equal, on an annualized basis, to 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $50 billion. The amount of the reimbursement will be calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. The fees shown in the table do not reflect this waiver. For more information, please see the prospectus for the participating portfolio.

[3]	Other Expenses reflect an estimated expense based on a new custody fee pursuant to an agreement between the Trust and its custodian, which became effective on April 1, 2009.
[4]

The Adviser has voluntary agreed to reimburse expenses of the portfolio that exceed 0.84% of the average annual net assets of the portfolio. This reimbursement is not included in the expense table. Had this reimbursement been included the expense ratio would have lower. Expenses include all expenses of the fund except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated at any time. For more information, please see the prospectus for the participating portfolio.

[5]

The Adviser has voluntary agreed to reimburse expenses of the portfolio that exceed 1.36% of the average annual net assets of the portfolio. This reimbursement is not included in the expense table. Had this reimbursement been included the expense ratio would have lower. Expenses include all expenses of the fund except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated at any time. For more information, please see the prospectus for the participating portfolio.

Table of investment options and investment subadvisers

The below table supplements the Product Prospectuses and provides a general description about the Merging Portfolios’ investment objectives and portfolio managers.

Portfolio	Portfolio Manager	Investment Objective and Strategy
Classic Value	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long- term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Core Equity	Davis Selected Advisers, L.P.	To seek growth of capital. Under normal market conditions, the portfolio invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in companies with smaller capitalizations.

Income & Value	Capital Guardian Trust Company	To seek conservation of principal and long-term growth of capital and income. Under normal market conditions, the portfolio invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the portfolio’s total assets will be invested in fixed income securities unless the subadviser determines that some other proportion would better serve the portfolio’s investment objective.

Mid Cap Value	T. Rowe Price Associates, Inc.	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets in companies with market capitalizations that are within the Russell MidCap Index ($41 million to $13.8 billion as of February 28, 2009) or the Russell MidCap Value Index ($41 million to $13.8 billion as of February 28, 2009). The portfolio invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Small Company	T. Rowe Price Associates, Inc.	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($3.2 million to $3.7 billion as of February 28, 2009). The portfolio invests in small companies whose common stocks are believed to be undervalued.

U.S. Large Cap	Capital Guardian Trust Company	To seek long-term growth of capital and income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

Supplement Dated May 1, 2009

To Prospectuses Dated May 1, 2009

This supplement is intended for distribution with prospectuses dated May 1, 2009 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) (“JHUSA”) and John Hancock Life Insurance Company of New York (“JHNY”), as applicable. The affected prospectuses bear the titles (“Product Prospectuses”):

VUL Accumulator

EPVUL

VUL Protector

SPVL

Survivorship VUL

Corporate VUL

Portfolio Mergers

Effective after the close of business on May 1, 2009, the portfolios of John Hancock Trust listed below under “Merging Portfolio” will merge into the corresponding John Hancock Trust portfolio listed below under “Surviving Portfolio.”

Merging Portfolio	Surviving Portfolio

Classic Value	Equity-Income

Core Equity	Fundamental Value

Income & Value	American Asset Allocation

Mid Cap Value	Mid Value

Small Company	Small Company Value

U.S. Large Cap	American Growth-Income

As a result, you will not be able to allocate your policy value or any premium payments to an investment account corresponding with one of the Merging Portfolios after May 1, 2009. Below you will find information on the fees, expenses and investment objectives for the Merging Portfolios. One or more of the Merging Portfolios may not be available to you.

For more information regarding the above portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such portfolios, please see the prospectus for the portfolios. If you need additional information, please contact your representative or contact our Service Office at the address or telephone number on the back page of your Product Prospectus.

Portfolio Annual Expenses

The below table supplements the Product Prospectuses and describes the fees and expenses for each of the Merging Portfolios. None of the portfolios charge a sales load or surrender fee. The fees and expenses do not reflect the fees and expenses of any variable insurance contract or qualified plan that may use the portfolio as its underlying investment medium. All of the portfolios are Series 1 shares that are subject to Rule 12b-1 fees. Unless otherwise indicated below, expense information is based upon the portfolio’s actual expenses for the year ended December 31, 2008 (as a percentage of the portfolio’s average net assets, rounded to two decimal places).

As noted in the footnotes to the table, for certain portfolios John Hancock Investment Management Services, Inc. (the “Adviser”) has agreed to waive its portion of its fees or reimburse the portfolio for expenses when, and to the extent that, the net operating expenses exceed an agreed upon expense limitation. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursement or waiver occurred.

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses	Total[1] Operating Expenses
Classic Value [2]	0.79%	0.05%	0.15%	0.00%	0.99%
Core Equity [2,3,4]	0.78%	0.05%	0.11%	0.00%	0.94%
Income & Value [2,3]	0.80%	0.05%	0.06%	0.00%	0.91%
Mid Cap Value [2]	0.86%	0.05%	0.06%	0.00%	0.97%
Small Company [2,3,5]	1.05%	0.05%	0.39%	0.00%	1.49%
U.S. Large Cap [2]	0.82%	0.05%	0.06%	0.00%	0.93%

[1]

Total Operating Expenses may include fees and expenses incurred indirectly by a portfolio as a result of its investment in other investment companies (each an “Acquired Fund”), and in those cases the Total Operating Expenses will be expected to vary based upon an allocation of the portfolio’s assets among the Acquired Fund portfolios and upon the total annual operating expenses of these portfolios, and may be higher or lower than those shown in the table. The Total Operating Expenses shown in the table may not correlate to the portfolio’s ratio of expenses to average net assets shown in the financial highlights section in the prospectus for the portfolios, which does not include Acquired Fund fees and expenses.

[2]

Effective January 1, 2006, the Adviser has voluntarily agreed to waive its advisory fee for certain portfolios or otherwise reimburse the expenses of those portfolios. The reimbursement will be equal, on an annualized basis, to 0.02% of that portion of the aggregate net assets of all the participating portfolios that exceeds $50 billion. The amount of the reimbursement will be calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. The fees shown in the table do not reflect this waiver. For more information, please see the prospectus for the participating portfolio.

[3]	Other Expenses reflect an estimated expense based on a new custody fee pursuant to an agreement between the Trust and its custodian, which became effective on April 1, 2009.
[4]

The Adviser has voluntary agreed to reimburse expenses of the portfolio that exceed 0.84% of the average annual net assets of the portfolio. This reimbursement is not included in the expense table. Had this reimbursement been included the expense ratio would have lower. Expenses include all expenses of the fund except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated at any time. For more information, please see the prospectus for the participating portfolio.

[5]

The Adviser has voluntary agreed to reimburse expenses of the portfolio that exceed 1.36% of the average annual net assets of the portfolio. This reimbursement is not included in the expense table. Had this reimbursement been included the expense ratio would have lower. Expenses include all expenses of the fund except 12b-1 fees, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated at any time. For more information, please see the prospectus for the participating portfolio.

Table of investment options and investment subadvisers

The below table supplements the Product Prospectuses and provides a general description about the Merging Portfolios’ investment objectives and portfolio managers.

Portfolio	Portfolio Manager	Investment Objective and Strategy
Classic Value	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Core Equity	Davis Selected Advisers, L.P.	To seek growth of capital. Under normal market conditions, the portfolio invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The portfolio may also invest in companies with smaller capitalizations.

Income & Value	Capital Guardian Trust Company	To seek conservation of principal and long-term growth of capital and income. Under normal market conditions, the portfolio invests its assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation of assets between equity and fixed income securities. Generally, between 25% and 75% of the portfolio’s total assets will be invested in fixed income securities unless the subadviser determines that some other proportion would better serve the portfolio’s investment objective.

Mid Cap Value	T. Rowe Price Associates, Inc.	To seek long-term capital appreciation. Under normal market conditions, the portfolio invests at least 80% of its net assets in companies with market capitalizations that are within the Russell MidCap Index ($41 million to $13.8 billion as of February 28, 2009) or the Russell MidCap Value Index ($41 million to $13.8 billion as of February 28, 2009). The portfolio invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Small Company	T. Rowe Price Associates, Inc.	To seek long-term growth of capital. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($3.2 million to $3.7 billion as of February 28, 2009). The portfolio invests in small companies whose common stocks are believed to be undervalued.

U.S. Large Cap	Capital Guardian Trust Company	To seek long-term growth of capital and income. Under normal market conditions, the portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.